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                                                 ------------------------------
               UNITED STATES                              OMB APPROVAL
                                                 ------------------------------
   SECURITIES AND EXCHANGE COMMISSION            OMB Number:          3235-0456
            Washington, D.C. 20549               Expires:         July 31, 2006
                                                 Estimated average burden
                                                 hours per response....... ...2
                                                 ------------------------------

                  FORM 24F-2
       Annual Notice of Securities Sold
            Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

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1 . Name and address of issuer:
              Cohen & Steers Special Equity Fund, Inc.
              757 Third Avenue
              New York, NY 10017

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2. The name of each series or class of securities for which this Form is filed
(If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3. Investment Company Act File Number:
                      811-8059
   Securities Act File Number:
                      333-21993

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4(a). Last day of fiscal year for which this Form is filed:
                         December 31, 2003

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4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). Check box if this is the last time the issuer will be filing this Form.

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                    Persons who respond to the collection of information
                    contained in this form are not required to respond unless the form displays a currently valid OMB control number.

SEC 2393 (6-02)







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
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5. Calculation of registration fee:

          (i)   Aggregate sale price of securities sold during the fiscal year
                pursuant to section 24(f):                                                $7,038,287
                                                                                          ----------

          (ii)  Aggregate price of securities redeemed or repurchased during the
                fiscal year:                                                             $(3,868,873)

          (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to
                the Commission:                                                         $(76,093,380)
                                                                                        ------------

          (iv)  Total available redemption credits [add Item 5(ii) and 5(iii):          $(79,962,253)
                                                                                        ------------

          (v)   Net sales - If Item 5(i) is greater than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:                                                       $0
                                                                                                  --

          (vi)  Redemption credits available for use in future years - if Item
                5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
                5(i)]:                                                                  $(72,923,966)
                                                                                        ------------

          (vii) Multiplier for determining registration fee (See Instruction
                C.9):                                         x                           $0.0001267
                                                                                          ----------

          (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter
                '0' if no fee is due):                        =                                $0.00
                                                                                               -----

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6. Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number
of shares or other units) deducted here:        . If there is a number of shares
or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

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7. 'Interest due - if this Form is being filed more than 90 days after the end
 of the issuer's fiscal year (see Instruction D):                +                        $        0
                                                                                          ----------

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8. Total of the amount of the registration fee due plus any interest due [line
5(vii) plus line 7]:                                             =                             $0.00

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9. Date the registration fee and any interest payment was sent to the
Commission's lockbox depository:

     Method of Delivery:
                           Wire Transfer
                           Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*                    /s/ Adam Derechin
                              -------------------------------------------------
                              Name

                                                   Vice President
                              -------------------------------------------------
                              Title

    Date March 18, 2004

  *Please print the name and title of the signing officer below the signature.